Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment [Abstract]
Schedule of Options to Services Providers and Advisers Outstanding	The options to services providers and advisers outstanding as of June 30, 2024, as follows:
	Six months ended June 30, 2024
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	105,111	4.085
Granted	80,000	3.77
Exercised	-
Forfeited	-
Outstanding as of June 30, 2024	185,111	4.03
Exercisable options	113,724
Share-based payment expenses	$37
	Six months ended June 30, 2024
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	357,689	0.37
Granted	30,000	3.64
Exercised	19,048	0.37
Outstanding as of June 30, 2024	368,641	1.56
Exercisable options as of June 30, 2024	338,641	1.38
Share-based payment expenses	$6

Schedule of RSUs to Services Providers and Advisers Outstanding	The RSUs to services providers and advisers outstanding as of June 30, 2024, as follows:
Number of RSUs

Outstanding at beginning of year	7,433
Granted	-
Vested	5,835
Outstanding as of June 30, 2024	1,598
Vested as of June 30, 2024	30,902
Share-based payment expenses	$1

Number of RSUs

Outstanding at beginning of year	445,140
Granted	2,687,000
Forfeited	(6,251)
Vested	(445,056)
Outstanding as of June 30, 2024	2,680,833
Vested as of June 30, 2024	3,542,245
Share-based payment expenses	$928